Deferred Tax - Deferred tax liability (asset) (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	$ 95,281,000	$ 42,204,000
Intangible assets and other timing differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax	3,335,000	10,389,000	$ 4,685,000
Unrelieved tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax	(3,335,000)	(10,389,000)	$ (4,685,000)
Unrecognised deferred tax assets	90,234,000	38,132,000
Temporary differences on share schemes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	$ 5,047,000.000	$ 4,072,300.0000